Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory capital amounts and ratios
The Company and the Bank’s regulatory capital amounts and ratios were as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2014
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$77,746	20.6%	$15,073	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	89,915	23.9%	30,147	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	77,746	9.5%	32,778	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$87,222	23.2%	$15,062	4.0%	$22,593	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	91,973	24.4%	30,123	8.0%	37,654	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	87,222	10.6%	32,792	4.0%	40,991	5.0%

December 31, 2013
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$70,598	17.8%	$15,894	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	84,529	21.3%	31,788	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	70,598	8.3%	34,079	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$81,624	20.6%	$15,883	4.0%	$23,825	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	86,652	21.8%	31,767	8.0%	39,709	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	81,624	9.6%	34,069	4.0%	42,586	5.0%